Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Note 21 - Financial Instruments and Risk Management
Note 21 - Financial Instruments and Risk Management

A. General

The Company has extensive international operations wherein it is exposed to credit, liquidity and market risks (including currency, interest and other price risks). In order to reduce the exposure to these risks, the Company holds financial derivative instruments, (including forward transactions, SWAP transactions, and options) to reduce the exposure to foreign currency risks, commodity price risks, energy and marine transport and interest risks. Furthermore, the Company holds derivative financial instruments to hedge the exposure and changes in the cash flows.

The transactions in derivatives are executed with large Israeli and non-Israeli financial institutions, and therefore Company management believes the credit risk in respect thereof is low.

This Note presents information about the Company's exposure to each of the above risks, and the Company's objectives, policies and processes for measuring and managing risk.

The Company regularly monitor the extent of our exposure and the rate of the hedging transactions for the various risks described below. The Company execute hedging transactions according to our hedging policy with reference to the actual developments and expectations in the various markets.

B. Groups and measurement bases of financial assets and financial liabilities

	As of December 31, 2021
	Financial assets		Financial liabilities
	Measured at fair value through the statement of income	Measured at amortized cost	Measured at fair value through the statement of income	Measured at amortized cost
	$ millions	$ millions	$ millions	$ millions
Current assets
Cash and cash equivalents	-	473	-	-
Short-term investments and deposits	-	91	-	-
Trade receivables	-	1,418	-	-
Other receivables	-	45	-	-
Foreign currency derivative designated as economic hedge	23	-	-	-
Marine transport derivative designated as economic hedge	2	-	-	-
Foreign currency and interest derivative instruments designated as cash flow hedge	23	-	-	-
Non-current assets
Foreign currency and interest derivative instruments designated as cash flow hedge	97	-	-	-
Other non-current asset	-	14	-	-
Total financial assets	145	2,041	-	-
Current liabilities
Short term debt	-	-	-	(577)
Trade payables	-	-	-	(1,064)
Other current liabilities	-	-	-	(153)
Foreign currency derivative designated as economic hedge	-	-	(3)	-
Non-current liabilities
Long term debt and debentures	-	-	-	(2,436)
Interest derivative instruments designated as economic hedge	-	-	(7)	-
Other non- current liabilities	-	-	-	(49)
Total financial liabilities	-	-	(10)	(4,279)
Total financial instruments, net	145	2,041	(10)	(4,279)

As of December 31, 2020
Financial assets		Financial liabilities
Measured at fair value through the statement of income	Measured at fair value through the statement of comprehensive income	Measured at amortized cost	Measured at fair value through the statement of income	Measured at amortized cost
$ millions	$ millions	$ millions	$ millions	$ millions

Current assets
Cash and cash equivalents	-	-	214	-	-
Short-term investments and deposits	-	-	100	-	-
Trade receivables	-	-	883	-	-
Other receivables	-	-	122	-	-
Investments at fair value through other comprehensive income	-	53	-	-	-
Foreign currency and interest derivative designated as economic hedge	24	-	-	-	-
Non-current assets
Foreign currency and interest derivative instruments designated as cash flow hedge	115	-	-	-	-
Investments at fair value through other comprehensive income	-	83	-	-	-
Other non-current asset	-	-	8	-	-
Total financial assets	139	136	1,327	-	-
Current liabilities
Short term debt	-	-	-	-	(679)
Trade payables	-	-	-	-	(740)
Other current liabilities	-	-	-	-	(156)
Foreign currency and interest derivative designated as economic hedge	-	-	-	(42)	-
Energy and marine transport derivative designated as economic hedge	-	-	-	(1)	-
Non-current liabilities
Long term debt and debentures	-	-	-	-	(2,053)
Foreign currency and interest derivative designated as economic hedge	-	-	-	(13)	-
Foreign currency and interest derivative instruments designated as cash flow hedge	-	-	-	(28)	-
Other non- current liabilities	-	-	-	-	(53)
Total financial liabilities	-	-	-	(84)	(3,681)
Total financial instruments, net	139	136	1,327	(84)	(3,681)

C. Credit risk

(1) General

(a) Customer credit risks

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and it arises mainly from the Company’s receivables from customers and from other receivables as well as from investments in securities.

The Company sells to a wide range and large number of customers, including customers with material credit balances. On the other hand, the Company does not have a concentration of sales to individual customers.

The Company has a regular policy of insuring the credit risk of its customers by means of purchasing credit insurance with insurance companies, other than sales to government agencies and sales in small amounts. Most of all other sales are executed only after receiving approval of coverage in the necessary amount from an insurance company or other collaterals of a similar level.

The use of an insurance company as aforementioned ensures that the credit risk is managed professionally and objectively by an expert external party and transfers most of the credit risk to third parties. Nevertheless, the common deductible in credit insurances is 10% (even higher in a small number of cases) thus the Company is still exposed to part of the risk, out of the total insured amount.

In addition, the Company has an additional deductible cumulative annual amount of approximately $6 million through a wholly‑owned captive reinsurance company.

Most of the Company’s customers have been trading with the Company for many years and only rarely have credit losses been incurred by the Company. The financial statements include specific allowance for doubtful debts that appropriately reflect, in Management’s opinion, the credit loss in respect of accounts receivables which are considered doubtful.

(b) Credit risks in respect of deposits

The Company deposits its balance of liquid financial assets in bank deposits and in securities. All the deposits are with a diversified group of leading banks preferably with banks that provide loans to the Company.

(2) Maximum Exposure to credit risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

As of December 31
Carrying amount ($ millions)
2021	2020

Cash and cash equivalents	473	214
Short term investments and deposits	91	100
Trade receivables	1,418	883
Other receivables	45	122
Derivatives	145	139
Other non-current assets	14	8
	2,186	1,466

The maximum exposure to credit risk for trade receivables, at the reporting date by geographic region was:

As of December 31
Carrying amount ($ millions)
2021	2020

Asia	440	258
Europe	362	330
South America	306	68
North America	193	144
Israel	95	67
Other	22	16
	1,418	883

(3) Aging of debts and impairment losses

The aging of trade receivables at the reporting date was:

As of December 31
2021		2020
Gross	Impairment	Gross	Impairment
$ millions	$ millions	$ millions	$ millions

Not past due	1,313	(1)	788	-
Past due up to 3 months	82	-	58	-
Past due 3 to 12 months	23	(2)	7	(1)
Past due over 12 months	9	(6)	40	(9)
	1,427	(9)	893	(10)

(3) Aging of debts and impairment losses (cont'd)

The movement in the allowance for doubtful accounts during the year was as follows:

2021	2020
$ millions	$ millions

Balance as of January 1	10	3
Additional allowance	(3)	5
Reversals	(2)	-
Changes due to translation differences	4	2
Balance as of December 31	9	10

D. Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to timely meet its liabilities, under both normal and stressed conditions, without incurring unwanted losses.

The Company manages the liquidity risk by holding cash balances, short-term deposits and secured bank credit facilities.

The following are the contractual maturities of financial liabilities, including estimated interest payments:

As of December 31, 2021
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities
Short term debt (not including current maturities)	327	329	-	-	-
Trade payables	1,064	1,064	-	-	-
Other current liabilities	153	153	-	-	-
Long-term debt, debentures and others	2,735	352	1,003	799	1,532
	4,279	1,898	1,003	799	1,532
Financial liabilities – derivative instruments
Foreign currency and interest derivative designated as economic hedge	10	3	-	7	-

As of December 31, 2020
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities
Short term debt (not including current maturities)	296	299	-	-	-
Trade payables	740	740	-	-	-
Other current liabilities	156	156	-	-	-
Long-term debt, debentures and others	2,489	489	529	859	1,559
	3,681	1,684	529	859	1,559
Financial liabilities – derivative instruments utilized for economic hedging
Foreign currency and interest derivative designated as economic hedge	55	42	-	-	13
Energy and marine transport derivative designated as economic hedge	1	1	-	-	-
Foreign currency and interest derivative designated as cash flow hedge	28	-	-	-	28
	84	43	-	-	41

E. Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the fair value or future cash flows of a financial instrument.

1. Interest risk

The Company has loans bearing variable interests and therefore its financial results and cash flows are exposed to fluctuations in the market interest rates.

The Company uses financial instruments, including derivatives, in order to hedge this exposure. The Company uses interest rate swap contracts mainly in order to reduce the exposure to cash flow risk in respect of changes in interest rates.

As part of the global reform in interest rate benchmarks, the Libor GBP settings ceased from 1 January 2022 and replaced by SONIA (GBP) Benchmark. Most US dollar LIBOR settings will continue to be calculated using panel bank submissions until mid-2023.

As of December 31,2021, USD LIBOR continues to be used as a reference rate and in valuation of instruments with maturities that exceed the expected end date for LIBOR. the Company has USD 30 million Libor Based Debt and USD 150 million LIBOR Based derivatives that exceed the expected end date for LIBOR.

As of December 31,2021, we have not finalized an agreement with the banks regarding the Libor transition effects on loans and derivatives.

(a) Interest Rate Profile

Set forth below are details regarding the type of interest on the Company’s non-derivative interest‑bearing financial instruments:

As of December 31
2021	2020
$ millions	$ millions

Fixed rate instruments
Financial assets	338	165
Financial liabilities	(2,466)	(2,450)
	(2,128)	(2,285)
Variable rate instruments
Financial assets	36	223
Financial liabilities	(562)	(296)
	(526)	(73)

(b) Sensitivity analysis for fixed rate instruments

Most of the Company’s instruments bearing fixed interest are not measured at fair value through the statement of income. Therefore, changes in the interest rate will not have any impact on the profit or loss in respect of changes in the value of assets and liabilities bearing fixed interest.

(c) Sensitivity analysis for variable rate instruments

The below analysis assumes that all other variables (except for the interest rate), in particular foreign currency rates, remain constant.

As of December 31, 2021
Impact on profit (loss)
Decrease of 1% in interest	Decrease of 0.5% in interest	Increase of 0.5% in interest	Increase of 1% in interest
$ millions	$ millions	$ millions	$ millions

SWAP instruments
Changes in U.S. Dollar interest	(32)	(16)	15	29
Changes in Israeli Shekel interest	39	19	(18)	(35)

(d) Terms of derivative financial instruments used to hedge interest risk

As of December 31, 2021
Carrying amount (fair value)	Stated amount	Maturity date	Interest rate range
$ millions	$ millions	Years	%

U.S. Dollar
SWAP contracts from variable interest to fixed interest	(7)	150	2024	2.47-2.6%
Israeli Shekel
SWAP contracts from fixed ILS interest to fixed USD interest	119	579	2034	2.4-4.47%

As of December 31, 2020
Carrying amount (fair value)	Stated amount	Maturity date	Interest rate range
$ millions	$ millions	Years	%

U.S. Dollar
SWAP contracts from variable interest to fixed interest	(13)	150	2024	2.47%-2.60%
Israeli Shekel
SWAP contracts from fixed ILS interest to fixed USD interest	87	701	2034	2.40%-4.47%
GBP
SWAP contracts from variable USD interest to fixed GBP interest.	5	63	18/05/2021	1-month libor
Euro
SWAP contracts from variable USD interest to fixed EUR interest	(41)	324	19/05/2021	1-month libor

2. Currency risk

The Company is exposed to currency risk with respect to sales, purchases, assets and liabilities that are denominated in a currency other than the functional currency of the Company. The main exposure is the New Israeli Shekel, Euro, British Sterling, Chinese Yuan Brazilian Real and Turkey Lira.

The Company enters into foreign currency derivatives – forward exchange transactions and currency options – all in order to protect the Company from the risk that the eventual cash flows, resulting from existing assets and liabilities, and sales and purchases of goods within the framework of firm or anticipated commitments (based on a budget of up to one year), denominated in foreign currency, will be affected by changes in the exchange rates.

(a) Sensitivity analysis

A 10% increase at the rate of the US$ against the following currencies would have increased (decreased) profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

As of December 31
Impact on profit (loss)
2021	2020
$ millions	$ millions

Non-derivative financial instruments
U.S. Dollar/Euro	(80)	(96)
U.S. Dollar/Israeli Shekel	177	134
U.S. Dollar/British Pound	(1)	2
U.S. Dollar/Chinese Yuan	1	(1)
U.S. Dollar/Turkey Lira	-	(1)

A 10% decrease of the US$ against the above currencies as of December 31 would have the same effect but in the opposite direction.

Presented hereunder is a sensitivity analysis of the Company’s foreign currency derivative instruments as of December 31, 2021. Any change in the exchange rates of the principal currencies shown below would have increased (decreased) profit and loss and equity by the amounts shown below. This analysis assumes that all other variables remain constant.

As of December 31, 2021
Increase 10%	Increase 5%	Decrease 5%	Decrease 10%
$ millions	$ millions	$ millions	$ millions

U.S. Dollar/Israeli Shekel
Forward transactions	(48)	(25)	27	58
Options	(40)	(18)	25	55
SWAP	(69)	(36)	40	85

Euro/ U.S. Dollar
Forward transactions	22	11	(11)	(22)
Options	5	2	(3)	(6)

U.S Dollar/RMB
Forward transactions	(4)	(2)	3	5

(b) Terms of derivative financial instruments used to reduce foreign currency risk

As of December 31, 2021
Carrying amount	Stated amount	Average
$ millions	$ millions	exchange rate

Forward contracts
U.S. Dollar/Israeli Shekel	3	515	3.2
Euro/U.S. Dollar	4	240	1.2
U.S Dollar/Brazilian Real	(1)	37	5.4
U.S. Dollar/British Pound	-	16	1.4
U.S. Dollar/Chinese Yuan Renminbi	1	46	6.5
Other	-	23	-
Currency and interest SWAPs
U.S. Dollar/Israeli Shekel	119	579	3.7
Put options
U.S. Dollar/Israeli Shekel	14	660	3.2
Euro/U.S. Dollar	2	57	1.2
U.S. Dollar/Japanese Yen	-	4	109.7
U.S. Dollar/British Pound	-	12	1.4
Call options
U.S. Dollar/Israeli Shekel	(2)	660	3.2
Euro/U.S. Dollar	-	57	1.2
U.S. Dollar/Japanese Yen	-	4	109.7
U.S. Dollar/British Pound	-	12	1.4
As of December 31, 2020
Carrying amount	Stated amount	Average
$ millions	$ millions	exchange rate

Forward contracts
U.S. Dollar/Israeli Shekel	8	377	3.2
Euro/U.S. Dollar	-	150	1.2
U.S. Dollar/British Pound	-	27	1.4
U.S. Dollar/Chinese Yuan Renminbi	-	23	6.6
Other	-	53	-
Currency and interest SWAPs
U.S. Dollar/Israeli Shekel	87	701	3.7
Euro/U.S. Dollar	(41)	324	1.1
U.S. Dollar/British Pound	5	63	1.3
Put options
U.S. Dollar/Israeli Shekel	13	400	3.3
Euro/U.S. Dollar	-	47	1.2
U.S. Dollar/Japanese Yen	-	2	107
U.S. Dollar/British Pound	-	10	1.3
Call options
U.S. Dollar/Israeli Shekel	(1)	380	3.3
Euro/U.S. Dollar	(2)	47	1.2
U.S. Dollar/Japanese Yen	-	2	107
U.S. Dollar/British Pound	-	10	1.3

(c) Linkage terms of monetary balances – in millions of Dollars

As of December 31, 2021
US Dollar	Euro	British Pound	Israeli Shekel	Brazilian Real	Chinese Yuan Renminbi	Other	Total

Non-derivative instruments:
Cash and cash equivalents	89	23	5	3	76	263	14	473
Short term investments and deposits	86	-	-	-	-	3	2	91
Trade receivables	684	260	41	82	222	91	38	1,418
Other receivables	2	22	1	19	1	-	-	45
Other non-current assets	4	4	-	-	5	-	1	14
Total financial assets	865	309	47	104	304	357	55	2,041
Short-term debt	196	92	12	184	41	52	-	577
Trade payables	210	216	28	410	103	91	6	1,064
Other current liabilities	33	73	4	18	10	15		153
Long term debt, debentures and others	1,161	499	21	635	51	67	2	2,436
Other non-current liabilities	1	46	-	-	2	-	-	49
Total financial liabilities	1,601	926	65	1,247	207	225	8	4,279
Total non-derivative financial instruments, net	(736)	(617)	(18)	(1,143)	97	132	47	(2,238)
Derivative instruments:
Forward transactions	-	240	16	515	37	46	23	877
Cylinder	-	57	12	660	-	-	4	733
SWAPS – U.S. Dollar into Israeli Shekel	-	-	-	579	-	-	-	579
Total derivative instruments	-	297	28	1,754	37	46	27	2,189
Net exposure	(736)	(320)	10	611	134	178	74	(49)

As of December 31, 2020
US Dollar	Euro	British Pound	Israeli Shekel	Brazilian Real	Chinese Yuan Renminbi	Others	Total

Non-derivative instruments:
Cash and cash equivalents	114	13	5	2	6	60	14	214
Short term investments and deposits	88	5	-	-	-	4	3	100
Trade receivables	454	227	35	58	21	51	37	883
Other receivables	72	41	-	7	-	-	2	122
Investments at fair value through other comprehensive income	-	-	-	-	-	136	-	136
Other non-current assets	1	3	-	-	4	-	-	8
Total financial assets	729	289	40	67	31	251	56	1,463
Short-term debt	267	70	85	181	7	68	1	679
Trade payables	145	163	21	326	11	66	8	740
Other current liabilities	41	68	4	17	-	26		156
Long term debt, debentures and others	1,211	36	22	716	2	60	6	2,053
Other non-current liabilities	2	51	-	-	-	-	-	53
Total financial liabilities	1,666	388	132	1,240	20	220	15	3,681
Total non-derivative financial instruments, net	(937)	(99)	(92)	(1,173)	11	31	41	(2,218)
Derivative instruments:
Forward transactions	-	150	27	377	15	23	38	630
Cylinder	-	47	10	400	20	-	2	479
SWAPS – U.S. Dollar into Israeli Shekel	-	-	-	701	-	-	-	701
SWAPS – U.S. Dollar into Euro	-	324	-	-	-	-	-	324
SWAPS – U.S. Dollar into British Pound	-	-	63	-	-	-	-	63
Total derivative instruments	-	521	100	1,478	35	23	40	2,197
Net exposure	(937)	422	8	305	46	54	81	(21)

3. Other price risk

(a) Investment in shares

During the year 2021, the Company sold all of its remaining investment in YYTH shares (about 147 million shares), for a consideration of $293 million.

(b) Financial asset at amortized cost

As part of the sale of the fire safety and oil additives businesses, in 2018, the Company granted a loan to the buyers, in the carrying amount of $53 million bearing interest to be paid along with the loan principal. As of December 31, 2021, the loan has been fully repaid in a total amount including interest of $74 million.

4. Hedge accounting

The Company is exposed to changes in the exchange rate of the Israeli shekel against the dollar in respect of principal and interest in certain debentures, loans, labor costs and other operating expenses. The Company's risk management strategy is to hedge the changes in cash flows deriving from liabilities, labor costs and other operational costs denominated in Israeli shekels by using derivatives. These exposures are hedged from time to time, according to the assessment of the exposure and inherent risks against which the Company chooses to hedge, in accordance with the Company's risk management strategy.

In view of the above, in the fourth quarter of 2021, the Company designated several forward contracts and options transactions for cash flow hedge and applied hedge accounting. These transactions, which include a portion of labor costs and other operational costs denominated in Israeli shekel, are intended to secure the effect of the change in the exchange rate of the dollar against the hedged portion, thereby protecting the Company's operating income from currency fluctuation. The Company applies a 1:1 hedging ratio. The main source of potential ineffectiveness in these hedging ratios is negligible schedule differences between the hedged item and the hedging instrument. As of the date of the hedge transaction, the total balance of the hedged instruments amounted to about $230 million

In January and May 2020, the Company designated several swap contracts for cash flow hedge and applied hedge accounting. These transactions, which include principal and interest of Series G debentures, entitle the Company to receive fixed Israeli shekel interest against a liability to pay dollar interest at a fixed rate. The Company designated the spot component of the exchange rate swap contracts for hedging the currency risk in the cash flows of the said debt balances. The Company applies a 1:1 hedging ratio. The main source of potential ineffectiveness in these hedging ratios is the effect of the Company's and counterparty's credit risk on the fair value of the swap contracts. As of the date of the hedge transaction, the total balance of the hedged instruments amounted to about $110 million and $109 million, respectively.

F. Fair value of financial instruments

The carrying amounts in the books of certain financial assets and financial liabilities, including cash and cash equivalents, investments, short-term deposits and loans, receivables and other debit balances, long-term investments and receivables, short-term credit, payables and other credit balances, long-term loans bearing variable interest and other liabilities, and derivative financial instruments, correspond to or approximate their fair value.

The following table details the book value and the fair value of financial instrument groups presented in the financial statements not in accordance with their fair value:

As of December 31, 2021		As of December 31, 2020
Carrying amount	Fair value	Carrying amount	Fair value
$ millions	$ millions	$ millions	$ millions

Loans bearing fixed interest (1)	407	408	89	96
Debentures bearing fixed interest
Marketable (2)	1,524	1,730	1,625	1,870
Non-marketable (3)	195	208	281	296
	2,126	2,346	1,995	2,262

(1)

The fair value of the Shekel, Euro, Brazilian Real and Yuan loans issued bearing fixed interest is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the market interest rates on the measurement date for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2021, for the Shekel, Euro Brazilian Real and Yuan loans was 1.5%, 1.2%, 13% and 4%, respectively (December 31, 2020, for the Shekel, Euro and Yuan loans 1.6%, 1.4%, and 5.1%, respectively).

(2)	The fair value of the marketable debentures is based on the quoted stock exchange price and is classified as Level 1 in the fair value hierarchy.

(3)
The fair value of the non‑marketable debentures is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the Libor rate customary in the market for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2021, was 2.5% (December 31, 2020 – 2.6%).

G. Hierarchy of fair value

The following table presents an analysis of the financial instruments measured by fair value, using the valuation method (See Note 4).

The following levels were defined:

Level 1: Quoted (unadjusted) prices in an active market for identical instruments

Level 2: Observed data (directly or indirectly) not included in Level 1 above.

Level 1	As of December 31, 2021	As of December 31, 2020
	$ millions	$ millions

Investments at fair value through other comprehensive income	-	136

Level 2	As of December 31, 2021	As of December 31, 2020
	$ millions	$ millions

Derivatives designated as economic hedge, net	15	(32)
Derivatives designated as cash flow hedge, net	120	87
	135	55